Consideration payable - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of contingent liabilities in business combination [abstract]
Payments	$ 2,096,000	$ 8,334,000
Estimated additional consideration payable	$ 0	$ 1,894,000	$ 12,768,000